STOCKHOLDERS' EQUITY OPTIONS AND WARRANTS (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		13 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended				9 Months Ended		0 Months Ended				1 Months Ended		0 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Apr. 05, 2012 Victoria Gold	Feb. 23, 2012 Platinum Senior Convertible Promissory Notes	Feb. 23, 2012 Lakewood Senior Convertible Promissory Notes	Apr. 30, 2012 Barry Honig, Director and CEO	Jun. 18, 2012 Stock Options	Mar. 06, 2012 Stock Options	Feb. 09, 2012 Stock Options	Jul. 22, 2011 Stock Options	Sep. 30, 2012 Stock Options	Sep. 29, 2010 Stock Options	Jun. 18, 2012 Stock Options Barry Honig, Director and CEO	Apr. 06, 2012 Stock Options Barry Honig, Director and CEO	Mar. 06, 2012 Warrants	Jul. 22, 2011 Warrants	Mar. 31, 2012 Warrants	Feb. 29, 2012 Warrants	Mar. 29, 2012 Series D Warrants
Shares reserved for Incentive Plan															40,000,000	2,800,000
Stock-based compensation				$ 1,735,417							$ 116,250	$ 136,816	$ 4,537,000	$ 814,997	$ 46,540		$ 1,660,200			$ 165,730
Stock-based consulting expense											93,000	78,181							163,155	0
Unrecognized compensation expense		4,144,583		4,144,583		4,144,583								473,286	86,418
Unrecognized Compensation Expense - 2012 Plan															771,533
Awards granted											2,700,000	1,100,000	10,000,000	2,248,000	32,250,000		6,000,000	12,000,000	400,000	41,566,999
Awards granted, term							2 years				10 years	10 years	10 years	10 years			10 years	10 years	10 years	10 years
Awards granted, exercise price											$ 0.34	$ 0.45		$ 1.423					$ 0.45
Awards granted, fair value on grant, per award							$ 0.22				$ 0.28	$ 0.41	$ 0.45	$ 1.11	$ 0.36		$ 0.28	$ 0.39	$ 0.41	$ 1.11
Awards granted, fair value on grant							1,109,441				747,090	448,690	4,537,000				1,660,200	4,633,200	163,155
Awards granted, stock price assumption							$ 0.46				$ 0.34	$ 0.45	$ 0.49	$ 1.10			$ 0.34	$ 0.46	$ 0.45	$ 1.10
Awards granted, volatility assumption							105.00%				107.00%	103.00%	110.00%	196.00%			107.00%	105.00%	110.00%	193.00%
Awards granted, risk-free interest rate							0.35%				0.69%	1.98%	2.04%	2.99%			0.69%	0.89%	1.98%	1.56%
Awards Forfeited															500,000
Description of Consulting Agremeent with Barry Honig
On April 6, 2012, the Company and its director, Barry Honig, entered into a consulting agreement (the “Consulting Agreement”) pursuant to which Mr. Honig would provide certain consulting services relating to business development, corporate structure, strategic and business planning, selecting management and other functions reasonably necessary for advancing the business of the Company.  The Consulting Agreement has an initial term of three years, subject to renewal.

In consideration for his services, the Company agreed to pay Mr. Honig the following consideration:

•	A ten-year option to purchase 12,000,000 shares of the Company’s common stock, exercisable at $0.35 per share which shall be vested in full on the date of issuance;
•
On such date that the Company receives minimum gross proceeds of at least $5,000,000 due to the occurrence of a Triggering Event (as defined in the Consulting Agreement) or the combination of multiple Triggering Events, Mr. Honig shall receive a one -time payment of $200,000; and

•	Upon a Change in Control (as defined in the Consulting Agreement) of the Company, Mr. Honig shall receive a one-time payment of $500,000.

Consulting fees		416,956	2,889,958	2,021,529	3,298,693	7,592,708				200,000
Intrinsic value of options outstanding															$ 687,000
Warrant exercise, number of shares converted into																					336,974	2,925,601	2,967,143
Warrants exercised																					968,750	5,180,400	5,250,000
Warrants issued in Note Modification agreement								4,144,320	1,036,080
Warrant Exercise Price								$ 0.40	$ 0.40
Warrants Issued for purchase of assets or interest							5,000,000
Warrant Exercise Price	$ 0.60						$ 0.60